Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses	$ 2,539	$ 2,946	$ 2,321
Prepaid supplies	137	773	927
Refundable income and franchise taxes	157	157	957
Unamortized debt costs		209	216
Employee retention credits	2,468	2,468
Other receivables	6	45	20
Total prepayments and other current assets		6,598	4,441
Excess collections under line of credit	1,715
Total prepayments and other current assets	$ 7,022	5,791	$ 4,441
Restatement [Member]
Prepaid expenses		2,139
Prepaid supplies		773
Refundable income and franchise taxes		157
Unamortized debt costs		209
Employee retention credits		2,468
Other receivables		45
Excess collections under line of credit
Total prepayments and other current assets		$ 5,791